Fair Value Measurements (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash [Member]
Fair Value Measurements [Line Items]
Assets held in the trust account	$ 858	$ 858	$ 1,247
US Treasury Securities [Member]
Fair Value Measurements [Line Items]
Assets held in the trust account			$ 233,537,092
Money market fund	$ 247,681,325	$ 243,357,378